Corporate Information (Details) - Schedule of share capital consisting solely of ordinary shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
InflaRx GmbH [Member]
Corporate Information (Details) - Schedule of share capital consisting solely of ordinary shares [Line Items]
Place of business/country of incorporation	Germany
Functional currency	EUR
Ownership interest held by the Company	100.00%	100.00%
Principal activities	Principal operating subsidiary, clinical R&D, holder of all IP, biopharmaceutical company
InflaRx Pharmaceuticals, Inc. [Member]
Corporate Information (Details) - Schedule of share capital consisting solely of ordinary shares [Line Items]
Place of business/country of incorporation	United States
Functional currency	USD
Ownership interest held by the Company	100.00%	100.00%
Principal activities	Subsidiary for basic research